Payments, by Government - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions	Taxes	Fees	Total Payments
Total	R 122.6	R 4.0	R 126.6
DRDGOLD Limited [Member]
Total	20.6		20.6
DRDGOLD Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	20.6		20.6
Ergo Mining Proprietary Limited [Member]
Total		3.1	3.1
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | Department Of Water And Sanitation [Member]
Total		0.3	0.3
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | Mine Health And Safety Council [Member]
Total		0.6	0.6
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total		1.3	1.3
Ergo Mining Proprietary Limited [Member] | SOUTH AFRICA | South African Nuclear Energy Corporation [Member]
Total		0.9	0.9
Far West Gold Recoveries Proprietary Limited [Member]
Total	99.3	0.9	100.2
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	99.3		99.3
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total		0.6	0.6
Far West Gold Recoveries Proprietary Limited [Member] | SOUTH AFRICA | South African Nuclear Energy Corporation [Member]
Total		R 0.3	0.3
Ergo Mining Operations Proprietary Limited [Member]
Total	2.7		2.7
Ergo Mining Operations Proprietary Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total	R 2.7		R 2.7